Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2024		Dec. 31, 2023		Dec. 31, 2022
Current assets:
Cash	$ 1,544,169		$ 164,686		$ 455,076
Restricted cash and cash equivalents	20,000		20,000		20,000
Accounts receivable, net	256,886		1,290		0
Inventory	3,181,554		4,418,197		4,778,906
Prepaid expenses and other current assets	775,585		214,979		98,876
Total current assets	5,778,194		4,819,152		5,352,858
Property and equipment, net	122,152		490,920		497,747
Intangible assets, net	0		90,139		276,020
Operating lease right-of-use assets, net	1,020,947		1,267,121		1,572,323
Other assets	39,150		39,150		49,150
Total assets	6,960,443		6,706,482		7,748,098
Current liabilities:
Accounts payable	768,264		1,355,512		407,413
Accrued expenses and other current liabilities	3,364,217		369,651		368,366
Related party notes payable	0		705,000		0
Current maturities of long-term debt	887,321		4,199,362		129,057
Deferred revenue	19,841		347,619		0
Operating lease liabilities, current	394,208		361,305		313,448
Accrued advisory fee	100,000		0
Total current liabilities	5,433,851		7,338,449		1,218,284
Long-term debt	3,468,911		95,982		2,652,611
Related party notes payable	5,408,725		3,143,725		3,343,725
Operating lease liabilities	762,904		1,062,633		1,423,938
Warrant liability	9,783		0
Derivative liability	320,900		0
Earnout liability	700,000		0
Other liabilities	507,029		377,772		617,117
Total liabilities	16,612,103		12,018,561		9,255,675
Contingencies (Note 10)
Stockholders’ deficit:
Preferred stock, $0.0001 par value; 10,000,000 shares authorized; no shares issued and outstanding			0		0
Common stock, $0.0001 par value; 500,000,000 and 100,000,000 shares authorized as of June 30, 2024 and December 31, 2023, respectively; 21,441,416 and 9,575,925 shares issued and outstanding as of June 30, 2024 and December 31, 2023, respectively	2,144	[1]	958	[1]	27,580
Additional paid-in capital	22,468,801	[1]	12,457,108	[1]	10,136,037
Accumulated deficit	(32,122,605)		(17,770,145)		(11,671,194)
Total stockholders’ deficit	(9,651,660)		(5,312,079)		(1,507,577)
Total liabilities and stockholders’ deficit	$ 6,960,443		6,706,482		7,748,098
Previously Reported
Stockholders’ deficit:
Common stock, $0.0001 par value; 500,000,000 and 100,000,000 shares authorized as of June 30, 2024 and December 31, 2023, respectively; 21,441,416 and 9,575,925 shares issued and outstanding as of June 30, 2024 and December 31, 2023, respectively			27,941
Additional paid-in capital			12,430,125
Total stockholders’ deficit			(5,312,079)		(1,507,577)
GIGCAPITAL5, INC
Current assets:
Cash			2,438		78,196
Prepaid expenses and other current assets			94,008		172,508
Total current assets			96,446		250,704
Cash and marketable securities held in Trust Account			23,302,116		41,561,656
Interest receivable on cash and marketable securities held in the Trust Account			0		133,211
Total assets			23,398,562		41,945,571
Current liabilities:
Accounts payable			767,615		195,064
Accrued expenses and other current liabilities			893,830		103,344
Note payable to related party			1,564,673		603,880
Related party notes payable			1,506,389		257,492
Accrued advisory fee			3,500,000		2,157,037
Payable to related parties			1,610,875		781,561
Other current liabilities			79,162		88,021
Deferred underwriting fee payable - current			2,760,000		0
Total current liabilities			12,682,544		4,186,399
Warrant liability			7,950		31,800
Deferred underwriting fee payable			0		9,200,000
Total liabilities			12,690,494		13,418,199
Common stock subject to possible redemption, 2,114,978 shares, at a redemption value of $10.98 per share, and 4,014,050 shares, at a redemption value of $10.37 per share, as of December 31, 2023 and 2022, respectively			23,222,954		41,606,846
Stockholders’ deficit:
Preferred stock, $0.0001 par value; 10,000,000 shares authorized; no shares issued and outstanding			0		0
Common stock, $0.0001 par value; 500,000,000 and 100,000,000 shares authorized as of June 30, 2024 and December 31, 2023, respectively; 21,441,416 and 9,575,925 shares issued and outstanding as of June 30, 2024 and December 31, 2023, respectively			655		655
Additional paid-in capital			4,589,179		0
Accumulated deficit			(17,104,720)		(13,080,129)
Total stockholders’ deficit			(12,514,886)		(13,079,474)
Total liabilities and stockholders’ deficit			$ 23,398,562		$ 41,945,571

[1]	Amounts as of December 31, 2023 differ from those in prior year consolidated financial statements as they were retrospectively adjusted as a result of the accounting or the Business Combination (as defined in the Notes to Condensed Consolidated Financial Statements).